Intangible assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Write-off of the respective assets	$ 19
Basins returned	414	$ 2,006
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Signature bonus	$ 20